Long-Term Debt And Note Payable To Bank	12 Months Ended
Oct. 31, 2012
Long-Term Debt And Note Payable To Bank [Abstract]
Long-Term Debt And Note Payable To Bank

(7) Long-term Debt and Note Payable to Bank

The Company has credit facilities consisting of a real estate term loan, as amended (the "Virginia Real Estate Loan"), a supplemental real estate term loan, as amended (the "North Carolina Real Estate Loan") and a revolving credit facility, as amended (the "Commercial Loan").

Both the Virginia Real Estate Loan and the North Carolina Real Estate Loan have a fixed interest rate of 4.25% as of October 31, 2012 and are secured by a first priority lien on all of the Company's personal property and assets, except for the Company's inventory, accounts, general intangibles, deposit accounts, instruments, investment property, letter of credit rights, commercial tort claims, documents and chattel paper, as well as a first lien deed of trust on the Company's real property.

Long-term debt as of October 31, 2012 and 2011 consists of the following:

	October 31,
	2012	2011
Virginia Real Estate Loan ($6.5 million original principal)
payable in monthly installments of $36,426, including interest
(at 4.25%), with final payment of $4,858,220 due April 30, 2018	$5,952,200	$6,091,633
North Carolina Real Estate Loan ($2.24 million original principal)
payable in monthly installments of $12,553, including interest
(at 4.25%), with final payment of $1,674,217 due April 30, 2018	2,051,219	2,099,271
Total long-term debt	8,003,419	8,190,904
Less current installments	247,739	190,593
Long-term debt, excluding current installments	$7,755,680	$8,000,311

The Commercial Loan provides the Company with a revolving line of credit for the working capital needs of the Company. The Commercial Loan provides the Company the ability to borrow an aggregate principal amount at any one time outstanding not to exceed the lesser of (i) $6.0 million, or (ii) the sum of 85% of certain receivables aged 90 days or less plus 35% of the lesser of $1.0 million or certain foreign receivables plus 25% of certain raw materials inventory. Within the revolving loan limit of the Commercial Loan, the Company may borrow, repay, and reborrow, at any time from time to time until May 31, 2014, the current maturity date of the Commercial Loan.

Advances under the Commercial Loan accrue interest at the greater of (x) LIBOR plus 2.0%, or (y) 3.0%. Accrued interest on the outstanding principal balance is due on the first day of each month, with all then outstanding principal, interest, fees and costs due at the Commercial Loan termination date of May 31, 2014.

The Commercial Loan is secured by a first priority lien on all of the Company's inventory, accounts, general intangibles, deposit accounts, instruments, investment property, letter of credit rights, commercial tort claims, documents and chattel paper.

As of October 31, 2012, the Company had $1.0 million of outstanding borrowings on its Commercial Loan and $5.0 million in available credit. As of October 31, 2011, the Company had no outstanding borrowings on its Commercial Loan and $6.0 million in available credit.

The aggregate maturities of long-term debt for each of the five years subsequent to October 31, 2012 are: $247,739 in fiscal year 2013, $1,258,627 in fiscal year 2014, $269,994 in fiscal year 2015, $280,997 in fiscal year 2016 and $294,211 in fiscal year 2017.